STOCK-BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 09, 2025	Dec. 31, 2025	Dec. 31, 2024
Number of Common Stock Options
Beginning balance (in shares)		17,137,358
Granted (in shares)	5,730,000	5,730,000
Exercised (in shares)		0
Modified (in shares)		(11,500,000)
Forfeited (in shares)		(164,657)
Ending balance (in shares)		11,202,701	17,137,358
Exercisable (in shares)		5,445,414
Vested and expected to vest (in shares)		11,202,701
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 10.48
Granted (in dollars per share)		3.98
Exercised (in dollars per share)		0
Modified (in dollars per share)		13.24
Forfeited (in dollars per share)		5.39
Ending balance (in dollars per share)		4.40	$ 10.48
Exercisable (in dollars per share)		4.70
Vested and expected to vest (in dollars per share)		$ 4.40
Weighted Average Remaining Contractual Life (in years)
Outstanding (in years)		5 years 6 months	6 years 4 months 24 days
Granted (in years)		6 years
Exercisable (in years)		4 years 8 months 12 days
Vested and expected to vest (in years)		5 years 6 months
Aggregate intrinsic Value (in thousands)
Outstanding		$ 184	$ 1,156
Exercisable		184
Vested and expected to vest		$ 184